The Company and basis of presentation (Details) € in Thousands	3 Months Ended
	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Costs of revenue previously recorded in selling, general and administrative expense
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 20,213
Selling, general and administrative expenses previously recorded in (gain) loss related to divestitures of Care Coordination activities
The Company and basis of presentation
Amount of reclassifications or changes in presentation		24,332
Cash and cash equivalents and short-term debt reclassified from gross basis to net basis
The Company and basis of presentation
Amount of reclassifications or changes in presentation		€ 352,846
Argentina
The Company and basis of presentation
Index at March 31, 2021	435.9
Calendar year increase	13.00%
Loss on net monetary position in EUR	€ 7,494
Lebanon
The Company and basis of presentation
Index at March 31, 2021	331.0
Calendar year increase	17.00%
Loss on net monetary position in EUR	€ 852